Equity Investments (Components Of Summarized Financial Information Of Unconsolidated Equity Investments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010
Schedule of Equity Method Investments [Line Items]
Current assets	$ 22,171	$ 42,297
Noncurrent assets	217,803	204,620
Current liabilities	12,736	8,187
Noncurrent liabilities	2,571	5,108
Revenues	58,190	69,893
Expenses	35,767	33,528
Net income	$ 22,423	$ 36,365